Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues:
Total lease rental income		$ 205,152	$ 195,830	$ 607,102	$ 552,508
Trading container margin		457	2,639	1,766	9,036
Gain on sale of owned fleet containers, net		22,788	20,028	61,914	51,222
Operating expenses:
Depreciation and amortization	[1]	73,238	73,641	218,688	210,950
General and administrative expense		11,739	12,543	36,451	34,263
Bad debt expense (recovery), net		206	(15)	743	(1,225)
Container lessee default expense (recovery), net		963	1,928	1,518	(1,185)
Total operating expenses		105,815	105,058	311,842	299,367
Income from operations		123,292	114,037	360,855	316,145
Other (expense) income:
Interest expense		(41,242)	(33,128)	(114,144)	(92,381)
Debt termination expense			(11,866)		(15,078)
Realized loss on financial instruments, net			(112)		(5,516)
Unrealized (loss) gain on financial instruments, net		(204)	83	(326)	4,681
Other, net		1,368	(730)	1,748	(527)
Net other expense		(40,078)	(45,753)	(112,722)	(108,821)
Income before income taxes		83,214	68,284	248,133	207,324
Income tax (expense) benefit		(1,846)	59	(5,532)	(890)
Net income		81,368	68,343	242,601	206,434
Less: Dividends on preferred shares		4,968	3,614	14,906	5,860
Net income attributable to common shareholders		$ 76,400	$ 64,729	$ 227,695	$ 200,574
Net income attributable to common shareholders per share:
Basic		$ 1.66	$ 1.31	$ 4.82	$ 4.03
Diluted		$ 1.64	$ 1.28	$ 4.73	$ 3.96
Weighted average shares outstanding (in thousands):
Basic		45,896	49,414	47,252	49,804
Diluted		46,707	50,417	48,092	50,708
Operating Leases - Owned Fleet
Revenues:
Total lease rental income	[1]	$ 153,540	$ 152,655	$ 457,622	$ 435,083
Operating Leases - Managed Fleet
Revenues:
Total lease rental income	[1]	12,322	13,175	37,641	42,982
Finance Leases and Container Leaseback Financing Receivable - Owned Fleet
Revenues:
Total lease rental income	[1]	39,290	30,000	111,839	74,443
Management Fees - Non-Leasing
Revenues:
Revenue		710	598	1,915	2,746
Trading Containers
Revenues:
Revenue		5,791	6,307	18,801	22,648
Cost of trading containers sold		(5,334)	(3,668)	(17,035)	(13,612)
Owned Fleet
Operating expenses:
Direct container expense - owned fleet		8,717	5,210	21,015	17,794
Managed Fleet
Operating expenses:
Distribution expense to managed fleet container investors		$ 10,952	$ 11,751	$ 33,427	$ 38,770

[1]	Amounts for the period ended September 30, 2021 have been reclassified to conform with the 2022 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).